Financing Arrangements - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended				12 Months Ended
	Dec. 31, 2011	May 31, 2021	Mar. 31, 2021	Dec. 31, 2017	Dec. 31, 2014	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2020
Line of Credit Facility [Line Items]
Outstanding letters of credit and bank guarantees						$ 64,466
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Five-year revolving credit facility	$ 500,000
Revolving credit facility, maturity term	5 years
Revolving credit facility, maturity period			2026-03	2022-12	2019-12
Repayments of short term loans		$ 100,000
Outstanding borrowings						0
Senior Notes [Member]
Line of Credit Facility [Line Items]
Long-term debt									$ 650,000
Debt interest rate									2.538%
Debt issue cost									$ 6,121
Interest expense debt						17,066	$ 17,052	$ 17,034
Long term debt fair value						521,164	516,620
Senior Notes [Member] | Accrued Liabilities [Member]
Line of Credit Facility [Line Items]
Accrued interest current						4,795	$ 4,805
Senior Notes [Member] | Long-Term Debt [Member]
Line of Credit Facility [Line Items]
Non-current outstanding principal portion						$ 650,000